Earnings Per Share	12 Months Ended
Dec. 02, 2012
Earnings Per Share
Earnings per Share

Note 24: Earnings Per Share

        Basic and diluted earnings/(loss) per share were computed using the following:

	December 2, 2012	November 27, 2011	November 28, 2010
	(in thousands)
Numerator:
Net income (loss) from continuing operations, as reported	$1,972	$(5,656)	$24,660
Net income (loss) attributable to participating securities	(6)	10	(57)
Interest on convertible notes	—	—	16,109

Net income (loss) from continuing operations attributable to common shareholders	$1,966	$(5,646)	$40,712

Denominator:
Denominator for basic earnings per share—weighted average shares	102,470	99,261	95,934
Effect of dilutive securities:
Convertible debt	—	—	183,615
Stock options	449	—	1,087
Restricted share units	5,640	—	8,865
Other	592	—	356

Denominator for diluted earnings per share—adjusted weighted average shares and assumed conversions	109,151	99,261	289,857

        For fiscal 2012, 4,084 options and share units (in thousands) were not included in the computation of diluted earnings per share because their impact is antidilutive. Additionally, for fiscal 2012, a weighted average 214,808 shares (in thousands) of the outstanding Convertible Notes were excluded from the computation of diluted earnings per share since their inclusion would be antidilutive. Since the Company reported a net loss for fiscal 2011, the 222,622 outstanding options to purchase common stock, restricted shares, share units and rights for Convertible Notes (in thousands) are considered antidilutive and are not included in the calculation of diluted earnings per share. Options and share units not included in the calculation of diluted earnings per share because their impact is antidilutive (in thousands) for fiscal 2010 are 4,927.

        As of December 2, 2012, November 27, 2011 and November 28, 2010, the Company's capital stock consists of voting Class A common stock, par value $0.01 per share ("Class A Common"). The Board of Directors of the Company is authorized to issue preferred stock, par value $0.01 per share, with such designations and other terms as may be stated in the resolutions providing for the issue of any such preferred stock adopted from time to time by the Board of Directors.

        On May 26, 2009, in order to have sufficient authorized but unissued shares of common stock for issuance with any conversion of the Convertible Notes, the Company amended its Certificate of Incorporation to increase the number of voting Class A shares of common stock authorized for issuance by 400,000,000 to a total of 600,000,000 shares. The number of authorized shares of preferred stock, par value $0.01 per share, remained unchanged at 50,000,000.

        On February 19, 2007, the Board of Directors approved a share repurchase program authorizing the Company to repurchase up to $100 million of the Company's common stock. The Company has repurchased $16.3 million under this program as of December 2, 2012, all of which were repurchased in fiscal 2007.